Related Party Transactions (Details) - Schedule of due from related a party - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Related Party Transaction [Line Items]
Amount due from related a party	$ 1,385,635
Fuzhou XinSiYu Culture Communication Company Ltd. [Member]
Related Party Transaction [Line Items]
Minority Shareholder	Equity Holder of one of the Subsidiaries of Pop Culture
Account receivables	Account receivables
Repayment in demand	Repayment in demand
Amount due from related a party	$ 1,385,635